Fair Value Measurements - Additional information (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair value assets, Transfers from Level 1 to Level 2	$ 0	$ 0
Fair value assets, Transfers from Level 2 to Level 1	0	0
Fair value assets, Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Fair value liabilities, Transfers from Level 1 to Level 2	0	0
Fair value liabilities, Transfers from Level 2 to Level 1	0	0
Fair value liabilities, Transfers into Level 3	0	0
Transfers out of Level 3	$ 0	$ 0